ASSETS AND LIABILITIES HELD FOR SALE (Details) - Illinois Operations - Held for sale, not discontinued operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets held for sale
Inventory and other current assets	$ 759	$ 838
Property, plant, and equipment, net	966	236
Intangible assets, net	5,375	14,243
Right-of-use assets, net	613	893
Long term deposits	57
Total assets held for sale	7,770	16,210
Liabilities held for sale
Trade payables	1,182	750
Lease liabilities	2,395	895
Income tax payable	2,068	2,123
Accrued liabilities	129	82
Total liabilities held for sale	5,774	$ 3,850
Loss on the impairment of the held for sale assets	$ 10,962